Cash-settled share-based payment provision	12 Months Ended
Jun. 30, 2018
Cash-settled share-based payment provision
Cash-settled share-based payment provision

34Cash-settled share-based payment provision

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm

During the year, the following share-based payment expenses were recognised in the income statement relating to cash-settled arrangements (refer to note 35 for the equity-settled share-based payment disclosure):

Share-based payment expense – movement in long-term provisions
Sasol Share Appreciation Rights Scheme	655	(342)	(180)
Share Appreciation Rights with no corporate performance targets (no-CPTs)	117	(110)	50
Share Appreciation Rights with corporate performance targets (CPTs)	538	(232)	(230)
Sasol Long-term Incentive Scheme(1)	—	105	551

	655	(237)	371

(1) On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share-based payment scheme.

Sasol’s share price increased by 37% over the financial year to a closing price on 30 June 2018 of R502,86. This together with the volatility in the share price has resulted in a R655 million expense being recognised in the current year.

Sasol Share Appreciation Rights Scheme (closed since 2013)

	2018	2017
Total rights granted	Number	Number
Share Appreciation Rights	7 118 321	11 401 116

The Share Appreciation Rights scheme (SARs) allows eligible senior employees to earn a long-term incentive amount calculated with reference to the increase in the Sasol Limited share price between the offer date of the SARs to the exercise of such vested rights. No shares are issued in terms of this scheme and all amounts payable in terms of the Sasol SAR scheme are settled in cash.

The offer price of these appreciation rights equals the closing market price of the underlying shares on the trading day immediately preceding the granting of the right. The fair value of the cash-settled liability is calculated at each reporting date. On resignation, SARs which have not yet vested lapse and SARs which have vested may be exercised at the employee’s election before their last day of service. On death, all SARs vest immediately and the deceased’s estate has a period of 12 months to exercise these rights. On retrenchment or retirement, all SARs vest immediately and the employee has a period of 12 months to exercise these rights.

It is group policy that employees should not deal in Sasol Limited securities (and this is extended to the Sasol SARs) for the periods from 1 January for half year-end and 1 July for year-end until two days after publication of the results and at any other time during which they have access to price sensitive information.

	2018			2017
	SARs with	SARs with		SARs with	SARs with
	no CPTs	CPTs	Total	no CPTs	CPTs	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Per statement of financial position	98	1 003	1 101	153	732	885
Total intrinsic value of rights vested, but not yet exercised	98	987	1 085	122	181	303

		2018		2017
		SARs with	SARs	SARs with	SARs
		no CPTs	with CPTs	no CPTs	with CPTs
Model		Binomial tree	Binomial tree	Binomial tree	Binomial tree
Risk-free interest rate	(%)	6,88 - 7,09	6,88 - 7,63	7,03 - 8,75	7,03 - 8,75
Expected volatility	(%)	28,61	27,16	20,86	24,45
Expected dividend yield	(%)	3,58	3,51	3,42	3,42
Expected forfeiture rate	(%)	*	5,00	*	9,00
Vesting period – SARs issued between 2009 – 2011		2,4,6 years	2,4,6 years	2,4,6 years	2,4,6 years
Vesting period – SARs issued between 2012 – 2014		—	3,4,5 years	—	3,4,5 years

* All SARs with no CPTs have vested and therefore no forfeiture is applied.

The risk-free rate for periods within the contractual term of the rights is based on the Rand swap curve in effect at the time of the valuation of the grant.

The expected volatility in the value of the rights granted is determined using the historical volatility of the Sasol share price.

The expected dividend yield of the rights granted is determined using expected dividend payments of the Sasol ordinary shares.

The valuation of the share-based payment expense requires a significant degree of judgement to be applied by management.

Accounting policies:

The cash-settled schemes allow certain senior employees the right to participate in the performance of the Sasol Limited share price, in return for services rendered, through the payment of cash incentives which are based on the market price of the Sasol Limited share. The vested portion of these rights are recognised as a liability at fair value, at each reporting date, in the statement of financial position until the date of settlement. The unvested portion is at each reporting date in the statement of financial position until the date of settlement and employee costs are recognised over the period that the employees provide services to the company until date of settlement.

Areas of judgement:

Fair value is measured using the Binomial tree option pricing models where applicable. The expected life used in the models has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural considerations such as volatility, dividend yield and the vesting period. The fair value takes into account the terms and conditions on which these incentives are granted and the extent to which the employees have rendered service to the reporting date.